Supplement dated December 1, 2004

To the Combined Prospectus Dated March 1, 2004 and the Statements of Additional Information

Dated March 1, 2004 for the Choice Funds-Focus Fund, Balanced Fund, Long-Short Fund & Market Neutral Fund.

The following supersedes any contrary information contained in the Combined Prospectus dated March 1, 2004 and the Statements of Additional Information dated March 1, 2004 for the Choice Focus Fund, Choice Balanced Fund, Choice Long-Short Fund and Choice Market Neutral Fund:

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The Choice Balanced Fund is closed to new investors effective September 30, 2004.

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The following portfolio manager has been added to assist Choice in managing the Funds:

Robert Grey has been managing the Long-Short Fund since August 2004.  He has 30 years experience in the financial services industry and was recognized by Barrons (May, 1993) for his ability to perform in a down market. He has worked since 1988 as the Chief Investment Strategist and Portfolio Manager for Denver Money Manager.

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Effective as of November 26, 2004, Mr. Patrick Adams has resumed sole responsibility for managing the portfolio of the Choice Market Neutral Fund.

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 “A 2% fee will be assessed on Fund shares redeemed or exchanged within 30 days of purchase.”

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Reference is made to the section entitled “Fund Fees and Expenses” located on page 12 of the Prospectus.  The information in this section relating to the Long-Short Fund Class A and the Long-Short Fund Class C in the table is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
	LONG-SHORT FUND Class A	LONG-SHORT FUND Class C
Management Fee	2.50%	2.50%
Distribution and/or Service (12b-1) fee	0.35%	1.00%
Other Expenses***	1.79%	4.40%
Total Annual Fund Operating Expenses	4.64%	7.90%
Less: Expense Waiver/Reimbursement****	0.64%	3.25%
Net Expenses	4.00%	4.65%

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Reference is made to the section entitled “Fund Fees and Expenses” located on page 12 of the Prospectus.  The information in this section relating to footnote “****” is deleted and replaced with the following:

****Pursuant to an expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to limit the total operating expenses of the Funds to an annual rate of 2.50% for Class A and 3.25% for Class C for the Choice Focus Fund, 2.00% for Class A and 2.75% for Class C for the Choice Balanced Fund, 4.00% for the Class A and 4.65% for Class C for the Choice Long-Short Fund and 3.40% for Class A and 4.50% for Class C for the Market Neutral Fund of average net assets of each respective class through October 31, 2004, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. After such date, the expense limitation may be terminated at any time.

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Reference is made to the section entitled “Example” located on pages 12 and 13 of the Prospectus.  The information in this section relating to the Long-Short Fund Class A and the Long-Short Fund Class C in the table is deleted and replaced with the following:

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Long-Short Fund – Class A +	$930	$1,819	$2,714	$4,981
Long-Short Fund – Class A++	$930	$1,819	$2,714	$4,981
Long-Short Fund- Class C +	$566	$2,006	$3,458	$6,734
Long-Short Fund - Class C ++	$466	$2,006	$3,458	$6,734

+   Assumes redemption at the end of period.

++ Assumes no redemption at the end of period.